REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION - Schedule of Total Revenues from External Customers by Geographical Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,921,150	$ 1,648,016	$ 1,573,912
Americas, principally the US
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,566,807	1,353,278	1,234,549
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	236,122	180,177	212,252
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,839	4,368	3,950
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 114,382	$ 110,193	$ 123,161